Consolidated Balance Sheets (USD $) In Millions	May 29, 2011	May 30, 2010
Current assets:
Cash and cash equivalents	$ 70.5	$ 248.8
Receivables, net	65.4	59.4
Inventories	300.1	220.8
Prepaid income taxes	5.2	1.5
Prepaid expenses and other current assets	77.0	57.9
Deferred income taxes	145.6	101.8
Total current assets	663.8	690.2
Land, buildings and equipment, net	3,622.0	3,403.7
Goodwill	517.1	517.3
Trademarks	454.0	454.0
Other assets	209.7	210.9
Total assets	5,466.6	5,276.1
Current liabilities:
Accounts payable	251.3	246.4
Short-term debt	185.5
Accrued payroll	167.1	161.8
Accrued income taxes	9.3	1.0
Other accrued taxes	64.3	62.0
Unearned revenues	200.0	172.7
Current portion of long-term debt		225.0
Other current liabilities	409.3	340.9
Total current liabilities	1,286.8	1,209.8
Long-term debt, less current portion	1,407.3	1,408.7
Deferred income taxes	345.4	268.6
Deferred rent	186.2	170.1
Obligations under capital leases, net of current installments	56.0	57.6
Other liabilities	248.7	267.3
Total liabilities	3,530.4	3,382.1
Stockholders' equity:
Common stock and surplus, no par value. Authorized 500.0 shares; issued 287.2 and 285.2 shares, respectively; outstanding 134.6 and 140.6 shares, respectively	2,408.8	2,297.9
Preferred stock, no par value. Authorized 25.0 shares; none issued and outstanding
Retained earnings	2,921.9	2,621.9
Treasury stock, 152.6 and 144.6 shares, at cost, respectively	(3,325.3)	(2,943.5)
Accumulated other comprehensive income (loss)	(59.8)	(71.1)
Unearned compensation	(9.4)	(11.2)
Total stockholders' equity	1,936.2	1,894.0
Total liabilities and stockholders' equity	$ 5,466.6	$ 5,276.1